CHANGES IN OPERATING WORKING CAPITAL (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CHANGES IN OPERATING WORKING CAPITAL
(Increase)/decrease in Accounts Receivable	(189)	(54)	67
(Increase)/decrease in Inventories	(28)	(30)	27
(Increase)/decrease in Other Current Assets	(385)	40	66
Increase/(decrease) in Accounts Payable and Other	377	(290)	127
Increase in Accrued Interest	36	8	0
(Increase)/Decrease in Operating Working Capital	(189)	(326)	287